Prospectus Supplement	October 31, 2016

Putnam Global Energy Fund
Prospectus dated December 30, 2015

Effective November 1, 2016, the sub-section Your fund’s management in the section Fund summaries – Putnam Global Energy Fund is supplemented to reflect that the fund’s portfolio manager is now Ryan Kauppila, who joined the fund in November 2016 and is an Analyst.

Effective November 1, 2016, the following replaces similar disclosure under the subsection The funds’ investment manager – Portfolio Managers – Global Energy Fund in the section Who oversees and manages the funds?

Portfolio manager	Joined fund	Employer	Positions over past five years

Putnam Management
Ryan Kauppila	2016	September, 2014–Present	Analyst

Citigroup
		2011–September, 2014	Equity Analyst

Nomura International
		2008–2011	Equity Research Analyst

The SAI provides information about Mr. Kauppila’s compensation, other accounts managed by Mr. Kauppila and Mr. Kauppila’s ownership of securities in the fund.

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Statement of Additional Information Supplement	October 31, 2016

Putnam Global Energy Fund
Statement of Additional Information dated December 30, 2015

Effective November 1, 2016, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the fund’s portfolio manager is now Ryan Kauppila.

Effective November 1, 2016, the following replaces similar disclosure under the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section.

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio manager managed as of September 30, 2016. The other accounts may include accounts for which the individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-end		assets from more than one		single-sponsor defined
manager	and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Ryan Kauppila	3	$184,500,000	0	0	1	$100,000

Ownership of securities

The dollar range of shares of the fund owned by the portfolio manager as of September 30, 2016, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Fund	Portfolio manager	Dollar range of shares owned

Global Energy Fund	Ryan Kauppila	$0

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